TRANSACTION COSTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transaction Costs
Transaction costs	$ 1,487,800	$ 99,529	$ 1,398,598